Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Ordinary Shares	Treasury Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance, beginning of period (in usd) at Sep. 24, 2010	$ 8,974	$ 101	$ (484)	$ 6,563	$ 2,444	$ 350
Balance, beginning of period (in shares) at Sep. 24, 2010		507,000,000	12,000,000
Increase (Decrease) in Shareholders' Equity [Rollforward]
Net income	1,868				1,868
Other comprehensive income (loss), net of tax	48					48
Dividends declared	(404)				(404)
Repurchase of shares (shares)			19,000,000
Repurchase of shares (in usd)	(955)		(955)
Share options exercised (in shares)		5,000,000
Share options exercised (in usd)	187	2	3	182
Vesting of restricted shares (in shares)		1,000,000
Equity-based compensation	99			99
Issuance and transfer of shares to treasury (in shares)		1,000,000	1,000,000
Balance, end of period (in usd) at Sep. 30, 2011	9,817	103	(1,436)	6,844	3,908	398
Balance, end of period (in shares) at Sep. 30, 2011		514,000,000	32,000,000
Increase (Decrease) in Shareholders' Equity [Rollforward]
Net income	1,905				1,905
Other comprehensive income (loss), net of tax	(113)					(113)
Dividends declared	(448)				(448)
Repurchase of shares (shares)			17,000,000
Repurchase of shares (in usd)	(932)		(932)
Share options exercised (in shares)		6,000,000
Share options exercised (in usd)	249	1		248
Vesting of restricted shares (in shares)		1,000,000
Equity-based compensation	87			87
Balance, end of period (in usd) at Sep. 28, 2012	10,565	104	(2,368)	7,179	5,365	285
Balance, end of period (in shares) at Sep. 28, 2012		521,000,000	49,000,000
Increase (Decrease) in Shareholders' Equity [Rollforward]
Net income	1,700				1,700
Other comprehensive income (loss), net of tax	(28)					(28)
Distribution to Mallinckrodt	(1,155)				(1,190)	35
Dividends declared	(509)				(509)
Repurchase of shares (shares)			27,000,000
Repurchase of shares (in usd)	(1,710)		(1,710)
Retirement of treasury shares (shares)	(40,000,000)	(40,000,000)	(40,000,000)
Retirement of treasury shares (in usd)		(8)	1,868		(1,860)
Share options exercised (in shares)		6,000,000
Share options exercised (in usd)	268	1		267
Vesting of restricted shares (in shares)		2,000,000
Equity-based compensation	105			105
Other	6			(2)	8
Balance, end of period (in usd) at Sep. 27, 2013	$ 9,242	$ 97	$ (2,210)	$ 7,549	$ 3,514	$ 292
Balance, end of period (in shares) at Sep. 27, 2013		489,000,000	36,000,000